Average Annual Total Returns		12 Months Ended	14 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	33.75%
FT Vest U.S. Equity Moderate Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Percent		8.34%	12.87%
Performance Inception Date	Oct. 20, 2023
FT Vest U.S. Equity Moderate Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.34%	12.87%
FT Vest U.S. Equity Moderate Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.94%	9.83%